Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	1,397,184
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 3,478,988.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 532.63
Offering Note	Represents up to 1,397,184 common shares, no par value ("Common Shares"), previously issued to the selling shareholders pursuant to the Antev Acquisition and that are being offered for sale from time to time by the selling shareholders. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $2.49 is provided for on the basis of the high and low prices for the Common Shares on the Nasdaq Capital Market on September 25, 2025.